LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
LOANS AND BORROWINGS
13.	LOANS AND BORROWINGS

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
Current
Guaranteed bank loan	102,402	348,957
Financial institution loan	457,178	602,897
Recourse liability	4,378,250	4,423,508
	4,937,830	5,375,362
Lease liabilities	411,619	429,634
	5,349,449	5,804,996

Non-current
Guaranteed bank loan	367,687	562,260
Financial institution loan	-	65,266
Warrants liabilities at FVTPL	17,733	1,213,340
Lease liabilities	928,611	1,099,767
	1,314,031	2,940,633
Total loans and borrowings	6,663,480	8,745,629
i)	Terms and debt repayment schedule

	Currency	Principal amount	Year of origination	Nominal interest rate % per annum	Year of maturity	June 30, 2026 (Unaudited)	2025
						$	$
Guaranteed bank loan	SGD	300,000	2023	7.75%	2026	-	35,911
Guaranteed bank loan	SGD	300,000	2023	8.80%	2026	7,294	50,376
Financial institution loan	SGD	162,500	2025	21.00%	2026	-	22,641
Financial institution loan	SGD	100,000	2025	59.23%	2026	9,493	53,801
Financial institution loan	SGD	150,000	2025	36.00%	2026	-	21,890
Financial institution loan	SGD	200,000	2025	36.00%	2026	-	77,876
Financial institution loan	SGD	200,000	2025	24.06%	2026	-	131,875
Guaranteed bank loan	SGD	400,000	2026	8.19%	2030	283,503	311,502
Financial institution loan	SGD	150,000	2026	37.12%	2026	41,008	-
Financial institution loan	SGD	250,000	2026	33.14%	2027	51,248	-
Financial institution loan	SGD	97,000	2026	24.00%	2027	53,288	-
Financial institution loan	SGD	53,000	2026	24.00%	2027	29,116	-
Guaranteed bank loan	SGD	50,000	2023	8.25%	2028	16,719	20,832
Guaranteed bank loan	SGD	100,000	2023	8.28%	2028	32,119	40,389
Guaranteed bank loan	SGD	50,000	2023	10.38%	2026	-	6,173
Financial institution loan	SGD	150,000	2025	10.50%	2026	-	20,901
Financial institution loan	SGD	120,000	2026	11.10%	2026	32,805	-
Financial institution loan	SGD	165,000	2026	42.37%	2026	33,833	-
Financial institution loan	SGD	100,000	2026	24.00%	2027	51,508	-
Guaranteed bank loan	SGD	1,000,000	2022	5.25%	2027	-	321,121
Financial institution loan	SGD	150,000	2025	8.25%	2027	70,823	196,299
Financial institution loan	SGD	110,000	2026	12.25%	2026	13,233	-
Financial institution loan	SGD	80,000	2025	20.80%	2026	-	32,499
Financial institution loan	SGD	150,000	2025	14.36%	2027	70,823	110,381
Guaranteed bank loan	SGD	70,000	2021	2.50%	2026	-	2,863
Guaranteed bank loan	SGD	178,812	2021	2.70%	NA	130,454	122,050
Recourse liability	SGD	N/A	N/A	7.0%-7.7%	N/A	4,378,250	4,423,508
Lease liabilities	Multiple	N/A	2022-2026	2.90% to 10.80%	2026-2031	1,340,230	1,529,401
						6,645,747	7,532,289

Most of the guaranteed bank loans are jointly guaranteed by Mr. Fu Xiaowei and Ms. Zhang Fan, the CEO of the Group and his spouse.

The weighted average effective interest rates per annum of guaranteed bank loans and financial institution loans is 14.77%.

From June 30, 2026 to the date of issuance of the unaudited condensed consolidated financial statements, all the guaranteed bank loans and financial institution loans were repaid upon maturity without default.